CONSOLIDATED BALANCE SHEETS - EUR (€)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 4,052,000		€ 4,753,000
Intangible assets	50,108,000		50,381,000
Right of use assets	1,293,000		3,496,000
Deferred tax asset	87,000		76,000
Other long-term receivables	1,718,000		1,617,000
Total non-current assets	57,258,000		60,323,000
Current assets
Inventory	4,660,000		4,716,000
Trade receivables	5,254,000		3,382,000
Contract assets	261,000	€ 1,500,000
Other receivables	2,209,000		2,774,000
Other current assets	828,000		1,656,000
Financial assets	18,000,000		51,369,000
Cash and cash equivalents	30,001,000		34,186,000
Total current assets	61,213,000		98,083,000
Total assets	118,471,000		158,406,000
Share capital and reserves
Share capital	6,505,000		6,430,000
Share premium	335,134,000		314,345,000
Share-based payment reserve	12,395,000		9,300,000
Other comprehensive income	1,124,000		914,000
Retained loss	(306,029,000)		(217,735,000)
Total equity attributable to shareholders	49,129,000		113,254,000
Non-current liabilities
Financial debt	17,670,000		18,725,000
Lease liability	637,000		2,562,000
Provisions	1,396,000		1,000,000
Deferred tax liability	0		19,000
Contract liability	681,000		472,000
Other liability	0		845,000
Total non-current liabilities	20,384,000		23,623,000
Current liabilities
Financial debt	22,990,000		248,000
Lease liability	779,000		1,118,000
Trade payables	13,727,000		9,505,000
Current tax liability	3,939,000		4,317,000
Contract liability	894,000		117,000
Other liability	6,629,000		6,224,000
Total current liabilities	48,958,000		21,529,000
Total liabilities	69,342,000		45,152,000
Total equity and liabilities	€ 118,471,000		€ 158,406,000